Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of share capital

Data	Class A	Class B	Total
12/31/2024	322,664,816	117,037,105	439,701,921
12/31/2023	285,153,435	117,037,105	402,190,540

Schedule of earnings per share
Basic and diluted earnings per share is as follows:

	12/31/2024	12/31/2023	12/31/2022
Profit (loss) attributable to Owners of the company (In thousands of Reais)	907,132	302,343	(11,090)
Average number of shares outstanding	435,927,486	401,773,841	401,159,541
Basic earnings per share (R$)	2.08	0.75	(0.03)
Diluted earnings per share (R$)	2.07	0.75	(0.03)